UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1.	Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

Range Global Coal Index ETF

Ticker: COAL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Range Global Coal Index ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025.  You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Global Coal Index ETF	$82	0.85%

How did the Fund perform in the last year?

The Fund seeks to track the performance, before fees and expenses, of the Range Global Coal Index, which represents a portfolio of companies involved in metallurgical and thermal coal production. As of November 30, 2025, the Fund delivered approximately -8.07% over the course of one year. In comparison, the Fund’s broad-based index, the MSCI ACWI Index, returned approximately 18.73% over the same period.

The Fund benefitted from strong contributors such as Warrior Met Coal, Ramaco Resources and Peabody Energy, driven by robust metallurgical coal demand, operational milestones, and improved thermal coal pricing. These gains were offset by underperformers including Alpha Metallurgical Resources, Stanmore Resources and Thungela Resources, which faced weaker pricing and earnings normalization.

Coal markets continue to experience divergent trends. While thermal coal segments face headwinds from pricing pressures and shifting energy policies, high-quality producers are generating strong cash flows and shareholder returns, benefiting from sustained global steel demand and energy market dynamics. The Fund’s portfolio remains positioned to capture value from leading producers during this evolving market environment.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Range Global Coal Index ETF	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	VettaFi Global Coal Index (USD) (TR)Footnote Reference†Footnote Reference‡
Jan/24	$10,000	$10,000	$10,000
Mar/24	$9,142	$10,818	$9,154
Jun/24	$9,499	$11,144	$9,552
Sep/24	$9,535	$11,893	$9,622
Dec/24	$8,466	$11,787	$8,566
Mar/25	$7,004	$11,643	$7,140
Jun/25	$7,114	$13,004	$7,279
Sep/25	$9,078	$14,010	$9,337
Nov/25	$8,854	$14,329	$9,119

Since its inception on January 23, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 855-726-4388 or visit https://rangeetfs.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote‡	Effective January 15, 2026, the name of the Fund’s underlying index changed from Range Global Coal Index to VettaFi Global Coal Index.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Range Global Coal Index ETF	-8.07%	-6.35%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	18.73%	21.40%
VettaFi Global Coal Index (USD) (TR)Footnote Reference†Footnote Reference‡	-6.45%	-4.85%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$26,448,740	26	$145,082	23%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	48.6%
Materials	49.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Warrior Met Coal	12.2%
Yancoal Australia	9.6%
Whitehaven Coal	8.8%
Alpha Metallurgical Resources	8.7%
Peabody Energy	6.1%
Stanmore Resources	4.9%
Alliance Resource Partners LP	4.8%
Natural Resource Partners LP	4.7%
Exxaro Resources	4.5%
Glencore PLC	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-726-4388

  https://rangeetfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-726-4388 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

Range Global Coal Index ETF: COAL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

COAL-AR-2025

Exchange Traded Concepts Trust

Range Nuclear Renaissance Index ETF

Ticker: NUKZ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Range Nuclear Renaissance Index ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025.  You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Nuclear Renaissance Index ETF	$103	0.85%

How did the Fund perform in the last year?

The Fund seeks to track the performance, before fees and expenses, of the Range Nuclear Renaissance Index, which represents a portfolio of companies involved in nuclear energy and related technologies. As of November 30, 2025, the Fund delivered approximately 42.13% over the course of one year. In comparison, the Fund’s broad-based index, the MSCI ACWI Index, returned approximately 18.73% over the same period.

The Fund’s performance continues to benefit from strong momentum behind nuclear energy as a reliable, carbon-free baseload source amid rising electricity demand driven by AI, data centers, and electrification. The Fund benefitted from top contributors, including Rolls-Royce, Constellation Energy, and Centrus Energy, reflecting tangible progress in advanced reactor deployment and domestic fuel cycle expansion. Meanwhile, near-term softness in Silex Systems, NuScale, and Cameco was attributable to project and pricing timing rather than fundamental changes, which were detractors to Fund performance.

The Fund remains well-positioned to capture the multi-decade build-out of nuclear energy, supported by policy tailwinds and accelerating demand. The combination of leading contributors, broad exposure to the nuclear and clean energy sectors, and the ongoing strength of the underlying market underscores the Fund’s ability to deliver meaningful returns in this transformative energy theme.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Range Nuclear Renaissance Index ETF	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	VettaFi Nuclear Renaissance Index (USD) (NR)Footnote Reference‡Footnote Reference§
Jan/24	$10,000	$10,000	$10,000
Mar/24	$12,273	$10,818	$12,317
Jun/24	$13,145	$11,144	$13,183
Sep/24	$14,693	$11,893	$14,764
Dec/24	$16,284	$11,787	$16,390
Mar/25	$15,197	$11,643	$15,322
Jun/25	$22,492	$13,004	$22,726
Sep/25	$25,891	$14,010	$26,218
Nov/25	$26,158	$14,329	$26,523

Since its inception on January 23, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 855-726-4388 or visit https://rangeetfs.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote‡	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote§	Effective January 15, 2026, the name of the Fund’s underlying index changed from Range Nuclear Renaissance Index to VettaFi Nuclear Renaissance Index.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Range Nuclear Renaissance Index ETF	42.13%	67.94%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	18.73%	21.40%
VettaFi Nuclear Renaissance Index (USD) (NR)Footnote Reference‡Footnote Reference§	43.20%	69.20%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$744,495,329	45	$3,083,117	23%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	1.0%
Materials	1.4%
Energy	12.3%
Utilities	33.5%
Industrials	51.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Constellation Energy	8.9%
Cameco	8.6%
Silex Systems	3.4%
Quanta Services	3.0%
Oklo, Cl A	3.0%
Hitachi	2.8%
GE Vernova	2.8%
Lockheed Martin	2.7%
Endesa	2.7%
Curtiss-Wright	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-726-4388

  https://rangeetfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-726-4388 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

Range Nuclear Renaissance Index ETF: NUKZ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

NUKZ-AR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1)       The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2)       The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$101,500	N/A	N/A	$144,025	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$24,500(1)	N/A	N/A	$35,000(1)	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1)       The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)       Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)      The aggregate non-audit fees and services billed by Cohen for the fiscal years 2025 and 2024 were $24,500 and $35,000, respectively.

(h)       Not Applicable.

(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments.

(a)       The Schedule of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

Range Global Coal Index ETF (COAL)
Range Nuclear Renaissance Index ETF (NUKZ)

Annual Financials and Other Information

November 30, 2025

Range ETFs

Table of Contents

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•   855-726-4388

•   https://rangeetfs.com/investor-materials

Range ETFs

Range Global Coal Index ETF

Schedule of Investments

November 30, 2025

Description	Shares	Fair Value
COMMON STOCK†† — 98.3%
Australia — 37.1%
Energy — 22.2%
New Hope	400,056	$1,002,199
Whitehaven Coal	509,613	2,316,028
Yancoal Australia	713,010	2,543,692
		5,861,919

Materials — 14.9%
Bathurst Resources*	260,634	114,519
BHP Group ADR	19,039	1,042,004
Coronado Global Resources, CDI	1,857,129	334,923
Glencore PLC	242,915	1,161,275
Stanmore Resources	857,444	1,293,313
		3,946,034
		9,807,953

Canada — 1.1%
Materials — 1.1%
Colonial Coal International*	201,444	291,896

Hong Kong — 0.4%
Energy — 0.4%
SouthGobi Resources*	392,898	93,007

Mongolia — 3.2%
Materials — 3.2%
Mongolian Mining*	642,000	848,513

Poland — 3.6%
Energy — 0.4%
Lubelski Wegiel Bogdanka*	20,179	112,645

Materials — 3.2%
Jastrzebska Spolka Weglowa*	129,732	848,403
		961,048

South Africa — 6.1%
Energy — 6.1%
Exxaro Resources	117,705	1,195,227
Thungela Resources	86,715	410,754
		1,605,981

United States — 46.8%
Energy — 19.5%
Alliance Resource Partners LP	51,598	1,257,443
American Resources, Cl A*	93,806	260,781
Hallador Energy*	26,564	541,640
Description	Shares	Fair Value
United States — continued
Energy — continued
NACCO Industries, Cl A	4,603	$222,049
Natural Resource Partners LP	11,876	1,249,058
Peabody Energy	59,678	1,625,629
		5,156,600

Materials — 27.3%
Alpha Metallurgical Resources*	14,473	2,304,246
Novusterra(A)*	525	—
Ramaco Resources, Cl A*	68,794	1,079,378
SunCoke Energy	93,869	612,026
Warrior Met Coal	41,229	3,227,818
		7,223,468
		12,380,068

Total Common Stock (Cost $24,722,639)		25,988,466

Total Investments - 98.3% (Cost $24,722,639)		$25,988,466

Percentages are based on Net Assets of $26,448,740.

††    Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*        Non-income producing security.

(A)         The fair value of this investment is determined using significant unobservable inputs.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3(1)		Total
Investments in Securities Common Stock	$25,988,466	$—	$	—^	$25,988,466
Total Investments in Securities	$25,988,466	$—	$	—^	$25,988,466

____________

^      Includes security valued at zero.

(1)         A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Nuclear Renaissance Index ETF

Schedule of Investments

November 30, 2025

Description	Shares	Fair Value
COMMON STOCK†† — 99.9%
Australia — 3.4%
Industrials — 3.4%
Silex Systems*	4,475,448	$25,270,259

Canada — 10.8%
Energy — 8.6%
Cameco	724,770	64,149,393

Industrials — 2.2%
Aecon Group	400,590	7,839,098
AtkinsRealis Group	133,561	8,309,419
		16,148,517
		80,297,910

China — 2.0%
Industrials — 2.0%
Shanghai Electric Group, Cl H*	27,796,035	14,566,356

Czech Republic — 2.3%
Utilities — 2.3%
CEZ	286,282	17,524,188

Finland — 1.9%
Utilities — 1.9%
Fortum	692,402	14,219,127

Japan — 7.2%
Industrials — 6.3%
Fuji Electric	114,700	7,997,027
Hitachi	658,300	20,957,606
Mitsubishi Heavy Industries	705,200	17,836,747
		46,791,380

Utilities — 0.9%
Tokyo Electric Power Holdings*	1,394,600	7,086,945
		53,878,325

South Korea — 8.7%
Industrials — 6.3%
Doosan	15,133	9,014,047
KEPCO Engineering & Construction	107,436	6,720,914
Description	Shares	Fair Value
South Korea — continued
Industrials — continued
Samsung C&T	128,415	$19,646,670
Samsung Heavy Industries*	683,954	11,440,702
		46,822,333

Utilities — 2.4%
Korea Electric Power	493,573	17,619,816
		64,442,149

Spain — 2.7%
Utilities — 2.7%
Endesa	560,685	20,340,985

United Kingdom — 2.6%
Industrials — 2.6%
Rolls-Royce Holdings	1,371,945	19,414,316

United States — 58.3%
Energy — 3.7%
Centrus Energy, Cl A*	53,883	13,971,862
Lightbridge*	831,755	13,524,336
		27,496,198

Industrials — 28.9%
Amentum Holdings*	311,609	8,921,353
BWX Technologies	73,750	13,192,400
Curtiss-Wright	35,670	20,128,224
Emerson Electric	142,117	18,955,566
Flowserve	125,421	8,948,788
Fluor*	173,007	7,427,190
GE Vernova	34,246	20,539,723
Graham*	135,005	7,762,788
Honeywell International	100,332	19,282,807
Jacobs Solutions	96,453	13,002,829
Lockheed Martin	44,600	20,420,556
MasTec*	63,652	13,613,890
NANO Nuclear Energy*	347,429	11,360,928
NuScale Power*	474,077	9,481,540
Quanta Services	48,377	22,489,500
		215,528,082

Information Technology — 1.0%
Mirion Technologies, Cl A*	294,940	7,674,339

Materials — 1.4%
ASP Isotopes*	1,405,759	8,743,821
Solstice Advanced Materials*	25,083	1,195,958
		9,939,779

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Nuclear Renaissance Index ETF

Schedule of Investments

November 30, 2025 (Concluded)

Description	Shares	Fair Value
United States — continued
Utilities — 23.3%
Constellation Energy	181,757	$66,224,980
Dominion Energy	296,430	18,606,911
Duke Energy	146,440	18,149,773
Oklo, Cl A*	245,549	22,438,268
PG&E	1,177,947	18,988,506
Talen Energy*	35,360	13,941,387
Vistra	84,071	15,036,939
		173,386,764
		434,025,162

Total Common Stock (Cost $625,561,121)		743,978,777

Total Investments — 99.9% (Cost $625,561,121)		$743,978,777

Percentages are based on Net Assets of $744,495,329.

††     Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*        Non-income producing security.

Cl — Class

As of November 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Assets and Liabilities

November 30, 2025

	Range Global Coal Index ETF	Range Nuclear Renaissance Index ETF
Assets:
Investments, at Cost	$24,722,639	$625,561,121
Foreign Currency, at Cost	151	49,351
Investments, at Fair Value	$25,988,466	$743,978,777
Cash and Cash Equivalents	267,770	264,907
Foreign Currency, at Value	170	49,380
Receivable for Investment Securities Sold	188,448	—
Dividends Receivable	16,436	537,998
Tax Reclaims Receivable	7,193	194,532
Total Assets	26,468,483	745,025,594

Liabilities:
Advisory Fees Payable	19,743	530,265
Total Liabilities	19,743	530,265

Net Assets	$26,448,740	$744,495,329

Net Assets Consist of:
Paid-in Capital	$25,914,064	$644,382,823
Total Distributable Earnings (Accumulated Losses)	534,676	100,112,506
Net Assets	$26,448,740	$744,495,329

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,220,000	11,340,000
Net Asset Value, Offering and Redemption Price Per Share	$21.68	$65.65

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Operations

For the Year Ended November 30, 2025

	Range Global Coal Index ETF	Range Nuclear Renaissance Index ETF
Investment Income:
Dividend Income	$657,726	$3,101,104
Interest Income	6,190	42,210
Tax Reclaims	—	170,894
Less: Foreign Taxes Withheld	(24,382)	(395,062)
Total Investment Income	639,534	2,919,146

Expenses:
Advisory Fees	145,082	3,083,117
Total Expenses	145,082	3,083,117
Net Investment Income (Loss)	494,452	(163,971)

Net Realized Gain (Loss) on:
Investments(1)	(832,672)	18,303,723
Foreign Currency Transactions	(343)	(29,837)
Net Realized Gain (Loss)	(833,015)	18,273,886

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,358,503	105,539,582
Foreign Currency Translations	106	1,997
Net Change in Unrealized Appreciation (Depreciation)	1,358,609	105,541,579

Net Realized and Unrealized Gain (Loss)	525,594	123,815,465

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,020,046	$123,651,494

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Changes in Net Assets

	Range Global Coal Index ETF
	Year Ended November 30, 2025	Period Ended November 30, 2024†
Operations:
Net Investment Income (Loss)	$494,452	$181,929
Net Realized Gain (Loss)(1)	(833,015)	(59,488)
Net Change in Unrealized Appreciation (Depreciation)	1,358,609	(92,678)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,020,046	29,763

Distributions:	(175,753)	—
Capital Share Transactions:
Issued	15,778,455	11,253,853
Redeemed	(1,457,624)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	14,320,831	11,253,853

Total Increase (Decrease) in Net Assets	15,165,124	11,283,616

Net Assets:
Beginning of Year/Period	11,283,616	—
End of Year/Period	$26,448,740	$11,283,616

Share Transactions:
Issued	820,000	470,000
Redeemed	(70,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	750,000	470,000

†         Commenced operations on January 23, 2024.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Changes in Net Assets

(Concluded)

	Range Nuclear Renaissance Index ETF
	Year Ended November 30, 2025	Period Ended November 30, 2024†
Operations:
Net Investment Income (Loss)	$(163,971)	$45,483
Net Realized Gain (Loss)(1)	18,273,886	852,734
Net Change in Unrealized Appreciation (Depreciation)	105,541,579	12,877,507
Net Increase (Decrease) in Net Assets Resulting from Operations	123,651,494	13,775,724

Distributions:	(98,585)	—

Capital Share Transactions:
Issued	572,981,418	103,739,214
Redeemed	(63,457,933)	(6,096,003)
Increase (Decrease) in Net Assets from Capital Share Transactions	509,523,485	97,643,211

Total Increase (Decrease) in Net Assets	633,076,394	111,418,935

Net Assets:
Beginning of Year/Period	111,418,935	—
End of Year/Period	$744,495,329	$111,418,935

Share Transactions:
Issued	9,990,000	2,590,000
Redeemed	(1,060,000)	(180,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	8,930,000	2,410,000

†         Commenced operations on January 23, 2024.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Global Coal Index ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Year Ended November 30, 2025	Period Ended November 30, 2024†
Net Asset Value, beginning of year/period	$24.01	$24.93
Investment Activities
Net investment income (loss)*	0.58	0.55
Net realized and unrealized gain (loss)	(2.54)^	(1.47)
Total from investment activities	(1.96)	(0.92)

Distributions to shareholders from:
Net investment income	(0.37)	—
Total distributions	(0.37)	—
Net Asset Value, end of year/period	$21.68	$24.01

Net Asset Value, Total Return (%)(1)	(8.07)	(3.69)
Ratios to Average Net Assets
Expenses (%)	0.85	0.85 (2)
Net investment income (loss) (%)	2.90	2.78 (2)

Supplemental Data
Net Assets end of year/period (000)	$26,449	$11,284
Portfolio turnover rate (%)(3)	23	18

†         Commenced operations on January 23, 2024.

*         Per share data calculated using average shares method.

^         Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Nuclear Renaissance Index ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Year Ended November 30, 2025	Period Ended November 30, 2024†
Net Asset Value, beginning of year/period	$46.23	$25.12
Investment Activities
Net investment income (loss)*	(0.03)	0.10
Net realized and unrealized gain (loss)	19.49	21.01
Total from investment activities	19.46	21.11

Distributions to shareholders from:
Net investment income	(0.03)	—
Net realized capital gains	(0.01)	—
Total distributions	(0.04)	—
Net Asset Value, end of year/period	$65.65	$46.23
Net Asset Value, Total Return (%)(1)	42.13	84.04
Ratios to Average Net Assets
Expenses (%)	0.85	0.85	(2)
Net investment income (loss) (%)	(0.05)	0.30	(2)

Supplemental Data
Net Assets end of year/period (000)	$744,495	$111,419
Portfolio turnover rate (%)(3)	23	13

†         Commenced operations on January 23, 2024.

*         Per share data calculated using average shares method.

(1)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Notes to Financial Statements

November 30, 2025

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Range Global Coal Index ETF and Range Nuclear Renaissance Index ETF (each a “Fund”, and together the “Funds”). The Range Global Coal Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Range Global Coal Index. The Range Nuclear Renaissance Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Range Nuclear Renaissance Index. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for each Fund. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds commenced operations on January 23, 2024.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s

Range ETFs

Notes to Financial Statements

November 30, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to

Range ETFs

Notes to Financial Statements

November 30, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended November 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

Each Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of November 30, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years, the last three tax year ends, remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually

Range ETFs

Notes to Financial Statements

November 30, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Range ETFs

Notes to Financial Statements

November 30, 2025 (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Funds’ unitary fee arrangement, as described below, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services), except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

Effective October 2, 2025, VettaFi, LLC replaced Range Fund Holdings, LLC, as the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to any Fund. Prior to October 1, 2025, Range Fund Holdings, LLC, was the sponsor of each Fund’s Index and each Fund with the same arrangement as described above.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

Range ETFs

Notes to Financial Statements

November 30, 2025 (Continued)

3. SERVICE PROVIDERS (concluded)

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended November 30, 2025, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Range Global Coal Index ETF	$4,476,571	$3,932,840
Range Nuclear Renaissance Index ETF	136,214,492	85,159,870

For the year ended November 30, 2025, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the year ended November 30, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
Range Global Coal Index ETF	$15,119,748	$1,397,338	$386,120
Range Nuclear Renaissance Index ETF	520,115,055	61,916,073	36,488,752

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

At November 30, 2025, the Funds reclassified the following permanent amount between paid-in capital and distributable earnings (accumulated losses), the reclassification is primarily related to in-kind redemptions and non-deductible Partnership Expenses:

	Paid-in Capital	Distributable Earnings (Accumulated Losses)
Range Global Coal Index ETF	$339,380	$(339,380)
Range Nuclear Renaissance Index ETF	36,304,470	(36,304,470)

Range ETFs

Notes to Financial Statements

November 30, 2025 (Continued)

5. TAX INFORMATION (concluded)

The tax character of dividends and distributions paid during the years ended November 30, 2025 and November 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
Range Global Coal Index ETF
2025	$175,753	$—	$175,753
2024	—	—	—
Range Nuclear Renaissance Index ETF
2025	$98,585	$—	$98,585
2024	—	—	—

As of November 30, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Range Global Coal Index ETF	Range Nuclear Renaissance Index ETF
Undistributed Ordinary Income	$556,004	$5,547,586
Capital Loss Carryforwards	(421,523)	(15,614,850)
Unrealized Appreciation (Depreciation)	400,193	110,179,769
Other Temporary Differences	2	1
Total Distributable Earnings (Accumulated Losses)	$534,676	$100,112,506

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the following Funds had capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
Range Global Coal Index ETF	$275,809	$145,714	$421,523
Range Nuclear Renaissance Index ETF	15,614,850	—	15,614,850

For Federal income tax purposes, the cost of securities owned at November 30, 2025, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, partnership basis adjustments and PFIC adjustments.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at November 30, 2025, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Range Global Coal Index ETF	$25,588,583	$2,344,167	$(1,943,974)	$400,193
Range Nuclear Renaissance Index ETF	633,800,574	127,954,818	(17,775,049)	110,179,769

Range ETFs

Notes to Financial Statements

November 30, 2025 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting, and may experience wide bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investments and the value of your shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which that Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up. Conversely, the dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Because foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities investments in a Fund more volatile and potentially less liquid than other types of investments. These factors can also cause the Fund’s shares to trade at a premium or discount to NAV.

Range ETFs

Notes to Financial Statements

November 30, 2025 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Sector Focus Risk. A Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of its Index, each Fund anticipates that it may be subject to some or all of the risks described below.

Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among others. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.

Industrials Sector Risk. Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, changes in exchange rates, depletion of resources, over-production, litigation and changes in government regulations, among other factors.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.

Risk of Investing in Nuclear Companies (NUKZ). The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of nuclear companies. Nuclear companies may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on a Fund’s portfolio companies and thus the Fund’s financial situation. In addition, nuclear companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.

Range ETFs

Notes to Financial Statements

November 30, 2025 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

Risk of Investing in Coal Companies (COAL). Companies involved in activities relating to the exploration for, mining of, and other related activities for coal face risks due to supply and demand variability. Weather conditions, a strong or weak domestic economy, the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for coal. The productivity of mining operations may be reduced by geological conditions, regulatory permits for mining activities and the availability of coal that meets standards set forth in the Clean Air Act, as amended in 1990.Companies involved in activities relating to the exploration for, mining of, and other related activities for coal are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and tax and other government regulations. A primary risk of the coal industry is the competitive risk associated with the prices of alternative fuels, such as natural gas and oil. For example, consumers of coal often have the ability to switch between the use of coal, oil or natural gas. As a result, during periods when competing fuels are less expensive, the revenues of companies in the coal industry may decline with a corresponding impact on earnings.

Market Risk. Market risk, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Fund’s shares. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Different types of investments may go through interest rates generally do not have the same impact on all types of investments. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk. As non-diversified investment companies under the 1940 Act, each Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of a Fund’s shares may be more volatile than the values of shares of more diversified funds.

7. OTHER

At November 30, 2025, the records of the Trust, reflected that 100% of the Funds’ total shares outstanding were held by Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Range ETFs

Notes to Financial Statements

November 30, 2025 (Concluded)

7. OTHER (concluded)

Number of Authorized Participants
Range Global Coal Index ETF	3
Range Nuclear Renaissance ETF	4

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10. SUBSEQUENT EVENTS

Effective January 15, 2026, the name of the Funds’ underlying indices changed from Range Global Coal Index to VettFi Coal Index and Range Nuclear Renaissance Index to VettFi Nuclear Renaissance Index.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosure and/or adjustments were required to the financial statements.

Range ETFs

Report of Independent Registered Public Accounting Firm

November 30, 2025

To the Shareholders of Range Global Coal Index ETF, and Range Nuclear Renaissance Index ETF and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Range Global Coal Index ETF, and Range Nuclear Renaissance Index ETF (the “Funds”), each a series of Exchange Traded Concepts Trust, as of November 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets, the financial highlights, and the related notes for the year ended November 30, 2025 and for the period from January 23, 2024 (commencement of operations) through November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations for the year then ended, the changes in net assets, and the financial highlights for the year ended November 30, 2025 and the period from January 23, 2024 (commencement of operations) through November 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 22, 2026

Range ETFs

Notice to Shareholders (Unaudited)

November 30, 2025

For shareholders that do not have a November 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2025, the Funds are designating the following items with regard to distributions paid during the year.

Fund Name	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	Qualifying Business Income(3)	U.S. Government Interest(4)	Foreign Investors Interest Related Dividends(5)	Short-Term Capital Gain Dividends(6)
Range Global Coal Index ETF	0.00%	100.00%	100.00%	27.40%	92.73%	0.00%	0.00%	0.00%	0.00%
Range Nuclear Renaissance Index ETF	0.00%	100.00%	100.00%	75.25%	84.37%	0.00%	0.00%	0.00%	100.00%

(1)         Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)      The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it’s reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)         The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(4)      U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(5)      The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(6)      The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

Range ETFs

Other Information (Form N-CSR Items 8-11) (Unaudited)

November 30, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the Range Nuclear Renaissance Index ETF (“NUKZ”) and Range Global Coal Index ETF (“COAL”) (each, a “Fund” and collectively, the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to each Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Fund to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided for the Meeting, the extensive discussions before and during the Meeting, including the discussions the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to each Fund; (ii) each Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to each Fund, including any fall-out benefits to ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Funds, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Funds.

The Board considered that responsibilities with respect to the Funds’ portfolios include developing, implementing, and maintaining each Fund’s investment program; implementing changes to a Fund’s portfolio in connection with

Range ETFs

Other Information (Form N-CSR Items 8-11) (Unaudited)

November 30, 2025 (Continued)

any rebalancing or reconstitution of the underlying index; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; and executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; providing various administrative services to the Fund and overseeing third-party administrators; quarterly reporting to the Board; negotiating licensing agreements with index providers and overseeing the relationship between each Fund and the index provider; and implementing Board directives as they relate to the Funds. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Funds, other series of the Trust, and other ETFs outside of the Trust. The Board also considered the pending organizational changes at ETC. The Board noted no other material changes to ETC’s staffing, management, or overall condition over the past year. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Funds by ETC.

Performance. The Board reviewed each Fund’s performance in light of its stated investment objective, noting that each Fund is passively managed and each Fund’s objective was to provide investment results that correspond to the total return performance of its index. The Board was provided with reports regarding each Fund’s past performance, including a report comparing each Fund’s performance to the performance of its underlying index for one year ended June 30, 2025 and since inception, and reports prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board found that each Fund generally performed in line with its index over the relevant period. The Board reviewed information regarding each Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error, such as each Fund’s unitary fee as well as the impact of actual tax on distributions versus gross total return of the index for COAL and the impact of cash drag during a period of rapid appreciation for NUKZ.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC under the Agreement. The Board reviewed reports prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information. The Board noted that each Fund’s advisory fee was the highest among the peer ETFs.

The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and resources and that, while the Funds’ index provider has assumed such responsibility, ETC is ultimately responsible

Range ETFs

Other Information (Form N-CSR Items 8-11) (Unaudited)

November 30, 2025 (Concluded)

for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with each Fund, and reviewed ability information from ETC with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Other Benefits. The Board considered other direct and indirect benefits that could be realized by ETC from its relationship with the Funds. The Board considered that ETC does not utilize soft dollars with respect to the Funds. The Board considered that ETC receives some form of reputational benefits from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits ETC receives from its relationship with the Funds are reasonable and appropriate.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•        855-726-4388

•        https://rangeetfs.com/investor-materials

RAN-AR-001-0200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)       The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

	By	/s/ Richard Malinowski
Richard Malinowski,
Principal Executive Officer

Date: January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By	/s/ Richard Malinowski
Richard Malinowski,
Principal Executive Officer

Date: January 27, 2026

	By	/s/ Christopher W. Roleke
Christopher W. Roleke,
Principal Financial Officer

Date: January 27, 2026